Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.00%
Communication Services - 2.34%
A.H. Belo Corp., Class A 65,500 $ 136,895
Alaska Communications
Systems Group, Inc. 377,100 1,225,575
ATN International, Inc. 33,500 1,645,520
Beasley Broadcast Group,
Inc., Class A 163,600 462,988
Consolidated
Communications
Holdings, Inc.*+ 199,000 1,432,800
Cumulus Media, Inc.,
Class A* 53,600 488,296
DHI Group, Inc.* 185,000 619,750
Emerald Holding, Inc.* 130,000 717,600
Emmis Communications
Corp., Class A*+ 102,700 264,966
Entercom Communications
Corp., Class A*+ 371,245 1,949,036
Entravision
Communications Corp.,
Class A 260,800 1,053,632
EW Scripps Co. (The),
Class A 108,966 2,099,775
Gray Television, Inc. 248,400 4,570,560
Lions Gate Entertainment
Corp., Class B* 100,000 1,290,000
Marcus Corp. (The)*+ 82,250 1,644,177
Mediaco Holding, Inc.,
Class A* 12,992 42,744
Meredith Corp.*+ 130,000 3,871,400
Saga Communications,
Inc., Class A 21,761 475,478
Salem Media Group, Inc.* 1,700 4,998
Spok Holdings, Inc. 15,000 157,350
Telephone and Data
Systems, Inc. 135,800 3,117,968
Townsquare Media, Inc.,
Class A 129,900 1,393,827
Urban One, Inc.* 151,800 265,650
28,930,985
Consumer Discretionary - 16.32%
Abercrombie & Fitch Co.,
Class A* 175,000 6,004,250
Adient PLC* 220,000 9,724,000
AMCON Distributing Co. 1,350 154,845
American Axle &
Manufacturing Holdings,
Inc.*+ 172,200 1,663,452
American Outdoor Brands,
Inc.* 16,081 405,241
American Public
Education, Inc.* 47,600 1,695,988
Industry Company Shares Value
Consumer Discretionary (continued)
Ark Restaurants Corp.* 12,600 $ 253,764
Asbury Automotive Group,
Inc.*+ 50,000 9,825,000
Barnes & Noble Education,
Inc.* 141,884 1,154,936
Bassett Furniture
Industries, Inc. 30,400 737,808
Beazer Homes USA, Inc.* 118,500 2,479,020
Bed Bath & Beyond, Inc. 268,000 7,812,200
Big 5 Sporting Goods
Corp.+ 113,700 1,785,090
Big Lots, Inc.+ 90,000 6,147,000
Biglari Holdings, Inc.,
Class B* 6,200 823,112
BJ's Restaurants, Inc.*+ 50,000 2,904,000
Bluegreen Vacations Corp. 105,000 1,131,900
Bluegreen Vacations
Holding Corp.* 35,208 652,756
Build-A-Bear Workshop,
Inc.* 47,100 324,990
Caleres , Inc. 48,500 1,057,300
Carrols Restaurant Group,
Inc.* 138,100 826,529
Cato Corp. (The), Class A* 72,000 864,000
Century Casinos, Inc.* 81,600 838,032
Century Communities, Inc.* 95,200 5,742,464
Chico's FAS, Inc.* 200,000 662,000
China Automotive
Systems, Inc.* 95,650 453,381
China XD Plastics Co.,
Ltd.* 100,000 107,000
Chuy's Holdings, Inc.* 23,000 1,019,360
Citi Trends, Inc.* 33,840 2,835,115
Conn's, Inc.* 61,900 1,203,955
Container Store Group,
Inc. (The)* 155,450 2,586,688
Cooper Tire & Rubber Co. 128,250 7,179,435
Crown Crafts, Inc. 21,050 162,717
Dana, Inc. 36,650 891,694
Del Taco Restaurants, Inc. 79,900 765,442
Delta Apparel, Inc.* 29,900 811,187
Dillard's, Inc., Class A+ 60,000 5,794,200
Dixie Group, Inc. (The)* 34,800 103,356
Dover Motorsports, Inc. 94,500 194,670
Ethan Allen Interiors, Inc.+ 75,500 2,084,555
Express, Inc.*+ 181,000 727,620
Fiesta Restaurant Group,
Inc.*+ 87,500 1,101,625
Flanigan's Enterprises, Inc.* 2,500 59,363
Fossil Group, Inc.*+ 66,000 818,400
Full House Resorts, Inc.* 121,000 1,029,710
GameStop Corp., Class A* 25,100 4,764,482

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Genesco, Inc.* 45,000 $ 2,137,500
G-III Apparel Group, Ltd.*+ 118,000 3,556,520
Golden Entertainment, Inc.* 94,500 2,387,070
Good Times Restaurants,
Inc.* 106,000 424,000
Group 1 Automotive, Inc.+ 44,400 7,005,876
Guess?, Inc.+ 50,000 1,175,000
Haverty Furniture Cos., Inc. 64,400 2,395,036
Hibbett Sports, Inc.* 45,900 3,162,051
Hooker Furniture Corp. 26,000 947,960
Houghton Mifflin Harcourt
Co.* 278,600 2,122,932
J Alexander's Holdings,
Inc.* 45,150 435,246
Lakeland Industries, Inc.*+ 30,000 835,800
Lands' End, Inc.* 92,600 2,297,406
Lazydays Holdings, Inc.*+ 30,000 534,300
Lifetime Brands, Inc. 77,650 1,140,678
Live Ventures, Inc.* 3,200 76,448
M/I Homes, Inc.* 70,000 4,134,900
MarineMax , Inc.*+ 77,000 3,800,720
Modine Manufacturing Co.* 162,800 2,404,556
Motorcar Parts of America,
Inc.* 65,000 1,462,500
Movado Group, Inc. 45,000 1,280,250
New Home Co., Inc. (The)* 57,900 303,396
ODP Corp. (The)* 145,000 6,277,050
Perdoceo Education Corp.* 126,000 1,506,960
Playa Hotels & Resorts
NV*+ 211,404 1,543,249
Red Robin Gourmet
Burgers, Inc.* 22,300 889,547
Rocky Brands, Inc. 30,300 1,638,018
Select Interior Concepts,
Inc., Class A* 75,800 545,760
Shoe Carnival, Inc.+ 49,100 3,038,308
Signet Jewelers, Ltd.*+ 124,400 7,212,712
Sonic Automotive, Inc.,
Class A 136,100 6,746,477
Sportsman's Warehouse
Holdings, Inc.* 100,000 1,724,000
Strattec Security Corp.* 18,800 881,720
Superior Group of Cos.,
Inc. 74,200 1,886,164
Tandy Leather Factory, Inc.* 22,700 87,168
Tenneco, Inc., Class A* 237,000 2,540,640
Tilly's, Inc., Class A* 88,300 999,556
TravelCenters of America,
Inc.* 61,340 1,664,154
Tri Pointe Homes, Inc.*+ 266,000 5,415,760
Unifi, Inc.* 64,273 1,771,364
Unique Fabricating, Inc.* 35,000 208,250
Industry Company Shares Value
Consumer Discretionary (continued)
Vista Outdoor, Inc.*+ 163,287 $ 5,236,614
VOXX International Corp.* 82,100 1,564,826
Weyco Group, Inc. 23,000 497,490
Zumiez , Inc.* 79,800 3,423,420
201,682,984
Consumer Staples - 3.56%
Alico , Inc. 22,861 682,629
Andersons, Inc. (The) 96,900 2,653,122
Central Garden & Pet
Co.*+ 10,000 580,100
Central Garden & Pet Co.,
Class A* 67,400 3,497,386
Coffee Holding Co., Inc.* 23,000 113,620
Edgewell Personal Care
Co.+ 150,300 5,951,880
Fresh Del Monte Produce,
Inc.+ 118,200 3,384,066
Ingles Markets, Inc.,
Class A 63,400 3,908,610
Lifeway Foods, Inc.* 5,000 27,000
Mannatech , Inc.+ 8,400 171,192
Natural Alternatives
International, Inc.* 18,100 278,016
Natural Grocers by Vitamin
Cottage, Inc. 46,100 809,055
Oil- Dri Corp. of America 17,558 604,698
Rite Aid Corp.*+ 225,500 4,613,730
Seneca Foods Corp.,
Class A* 40,100 1,888,309
SpartanNash Co.+ 110,946 2,177,870
United Natural Foods,
Inc.*+ 221,000 7,279,740
Village Super Market, Inc.,
Class A+ 31,009 730,882
Weis Markets, Inc.+ 82,325 4,653,009
44,004,914
Energy - 10.97%
Adams Resources &
Energy, Inc. 23,100 647,031
Alto Ingredients, Inc.*+ 116,900 634,767
Amplify Energy Corp.* 1,400 3,892
Antero Resources Corp.* 1,020,000 10,404,000
Arch Resources, Inc.*+ 33,500 1,393,600
Archrock , Inc. 404,000 3,833,960
Ardmore Shipping Corp.*+ 123,988 562,906
Berry Corp. 165,771 913,398
Bonanza Creek Energy,
Inc.* 70,000 2,501,100
Bristow Group, Inc.* 48,266 1,249,124

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Centennial Resource
Development, Inc.,
Class A*+ 550,000 $ 2,310,000
Comstock Resources,
Inc.*+ 577,800 3,201,012
CONSOL Energy, Inc.* 43,600 423,792
Dawson Geophysical Co.* 113,600 278,320
DHT Holdings, Inc. 572,322 3,393,869
Diamond S Shipping,
Inc.*+ 104,000 1,043,120
Dorian LPG, Ltd.* 161,300 2,117,869
Earthstone Energy, Inc.,
Class A*+ 194,000 1,387,100
Epsilon Energy, Ltd.*+ 90,000 350,550
Exterran Corp.* 97,200 326,592
Frontline, Ltd.+ 413,200 2,954,380
Golar LNG, Ltd.*+ 220,000 2,250,600
Goodrich Petroleum Corp.* 37,300 352,858
Gran Tierra Energy, Inc.* 244,400 171,031
Green Plains, Inc.*+ 95,200 2,577,064
Helix Energy Solutions
Group, Inc.*+ 460,500 2,325,525
International Seaways,
Inc.+ 85,000 1,647,300
Liberty Oilfield Services,
Inc., Class A* 248,700 2,807,823
Mammoth Energy
Services, Inc.* 121,400 645,848
Matador Resources Co.+ 300,000 7,035,000
Murphy Oil Corp. 300,000 4,923,000
Nabors Industries, Ltd.+ 14,300 1,336,335
NACCO Industries, Inc.,
Class A 20,445 510,103
National Energy Services
Reunited Corp.* 278,700 3,447,519
Natural Gas Services
Group, Inc.*+ 48,800 460,672
Navigator Holdings, Ltd.* 245,000 2,180,500
Navios Maritime
Acquisition Corp. 74,700 302,535
Newpark Resources, Inc.* 306,500 962,410
NexTier Oilfield Solutions,
Inc.* 100,000 372,000
Nine Energy Service, Inc.* 55,000 126,500
Nordic American Tankers,
Ltd.+ 621,700 2,020,525
Northern Oil and Gas,
Inc.*+ 77,070 931,006
Oil States International,
Inc.* 121,000 729,630
Overseas Shipholding
Group, Inc., Class A* 593,300 1,222,198
Industry Company Shares Value
Energy (continued)
Par Pacific Holdings, Inc.* 159,100 $ 2,246,492
Patterson-UTI Energy, Inc. 564,000 4,021,320
PBF Energy, Inc.,
Class A*+ 50,000 707,500
PDC Energy, Inc.* 44,600 1,534,240
Penn Virginia Corp.*+ 43,500 582,900
PrimeEnergy Resources
Corp.* 1,000 52,390
Profire Energy, Inc.* 50,000 55,000
ProPetro Holding Corp.* 242,500 2,585,050
Range Resources Corp.* 315,000 3,253,950
Ranger Energy Services,
Inc.* 38,400 210,432
Renewable Energy Group,
Inc.*+ 96,885 6,398,285
RPC, Inc.*+ 555,000 2,997,000
SandRidge Energy, Inc.* 164,600 643,586
Scorpio Tankers, Inc.+ 161,467 2,980,681
Select Energy Services,
Inc., Class A* 252,500 1,257,450
SilverBow Resources,
Inc.*+ 15,000 116,700
SM Energy Co. 123,000 2,013,510
Smart Sand, Inc.*+ 132,000 333,960
Solaris Oilfield
Infrastructure, Inc.,
Class A 107,900 1,323,933
Southwestern Energy Co.* 1,979,123 9,202,922
Talos Energy, Inc.*+ 183,400 2,208,136
Teekay Corp.*+ 390,000 1,248,000
Teekay Tankers, Ltd.,
Class A*+ 103,625 1,440,387
TETRA Technologies, Inc.* 219,600 527,040
Transocean, Ltd.*+ 196,000 695,800
US Silica Holdings, Inc. 235,000 2,888,150
VAALCO Energy, Inc.* 400,000 896,000
World Fuel Services Corp. 108,600 3,822,720
135,511,898
Financials - 31.14%
1st Constitution Bancorp 33,000 581,130
1st Source Corp. 75,000 3,568,500
ACNB Corp. 5,000 146,500
Allegiance Bancshares,
Inc. 51,500 2,087,810
Amalgamated Financial
Corp. 59,000 978,810
A-Mark Precious Metals,
Inc. 5,000 180,000
Amerant Bancorp, Inc.* 79,394 1,474,347

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
American National
Bankshares , Inc. 25,000 $ 826,750
American River
Bankshares 21,300 347,403
AmeriServ Financial, Inc. 118,000 479,080
Ames National Corp. 1,008 25,785
Argo Group International
Holdings, Ltd. 80,984 4,075,115
Atlantic Capital
Bancshares, Inc.* 50,500 1,217,050
Axos Financial, Inc.* 139,510 6,558,365
Banc of California, Inc. 112,500 2,034,000
Banco Latinoamericano de
Comercio Exterior SA,
Class E 113,400 1,715,742
Bank of Commerce
Holdings 73,041 931,273
Bank of NT Butterfield &
Son, Ltd. (The) 153,500 5,866,770
Bank of Princeton (The) 19,480 557,518
Bank7 Corp. 51,500 906,915
BankFinancial Corp. 59,912 618,292
Bar Harbor Bankshares 55,966 1,646,520
BCB Bancorp, Inc. 60,400 833,520
Berkshire Hills Bancorp,
Inc. 117,301 2,618,158
Boston Private Financial
Holdings, Inc. 195,700 2,606,724
Brookline Bancorp, Inc. 250,000 3,750,000
Bryn Mawr Bank Corp. 47,800 2,175,378
Business First Bancshares,
Inc. 65,000 1,555,450
Byline Bancorp, Inc. 95,000 2,009,250
C&F Financial Corp. 1,200 53,148
Cadence BanCorp 260,000 5,389,800
Cambridge Bancorp 552 46,545
Carter Bankshares , Inc.* 18,000 251,280
CB Financial Services, Inc. 15,300 338,589
CBTX, Inc. 12,125 372,480
Central Pacific Financial
Corp. 20,000 533,600
Central Valley Community
Bancorp 55,000 1,012,550
Century Bancorp, Inc.,
Class A 5,000 466,550
Chemung Financial Corp. 19,500 815,490
Citizens Community
Bancorp, Inc. 28,000 347,480
Citizens, Inc.*+ 106,040 613,972
Civista Bancshares, Inc. 57,523 1,319,578
CNB Financial Corp. 41,900 1,031,159
Industry Company Shares Value
Financials (continued)
Codorus Valley Bancorp,
Inc. 16,122 $ 296,806
Community Bankers Trust
Corp. 63,800 562,716
Community Financial Corp.
(The) 12,500 428,125
Community Trust Bancorp,
Inc. 35,000 1,541,050
Community West
Bancshares 40,000 513,600
ConnectOne Bancorp, Inc. 83,400 2,114,190
Consumer Portfolio
Services, Inc.* 146,650 590,999
Cortland Bancorp 10,000 220,700
County Bancorp, Inc.+ 20,000 479,400
Cowen, Inc., Class A 89,100 3,131,865
Crawford & Co., Class A 60,000 639,000
Curo Group Holdings
Corp. 45,600 665,304
Customers Bancorp, Inc.* 79,591 2,532,586
Dime Community
Bancshares, Inc. 106,116 3,198,336
Donegal Group, Inc.,
Class A 139,000 2,065,540
Donnelley Financial
Solutions, Inc.* 54,100 1,505,603
Eagle Bancorp Montana,
Inc. 13,800 335,616
Eagle Bancorp, Inc. 82,070 4,366,945
Elevate Credit, Inc.*+ 157,900 461,068
Emclaire Financial Corp. 1,200 33,024
Employers Holdings, Inc. 76,300 3,285,478
Encore Capital Group,
Inc.*+ 82,500 3,318,975
Enova International, Inc.* 101,307 3,594,372
Enterprise Bancorp, Inc. 41,475 1,348,767
Enterprise Financial
Services Corp. 81,100 4,009,584
Equity Bancshares, Inc.,
Class A* 37,100 1,016,540
Esquire Financial Holdings,
Inc.* 22,000 501,820
ESSA Bancorp, Inc. 25,200 403,200
Evans Bancorp, Inc. 20,501 694,779
EZCORP, Inc., Class A*+ 33,900 168,483
Farmers National Banc
Corp. 54,550 910,985
FBL Financial Group, Inc.,
Class A 70,806 3,959,472
FedNat Holding Co. 46,600 215,758
Financial Institutions, Inc. 52,000 1,575,080
First BanCorp Puerto Rico 520,600 5,861,956

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
First Bancorp/Southern
Pines NC 70,200 $ 3,053,700
First Bancshares, Inc.
(The) 49,200 1,801,212
First Bank 55,000 669,350
First Busey Corp. 123,500 3,167,775
First Business Financial
Services, Inc. 26,400 652,872
First Capital, Inc.+ 35 1,705
First Choice Bancorp 38,000 923,780
First Commonwealth
Financial Corp. 273,800 3,934,506
First Community
Bankshares , Inc. 4,579 137,324
First Financial Corp. 33,862 1,524,129
First Financial Northwest,
Inc. 42,882 611,068
First Guaranty Bancshares,
Inc. 20,974 375,644
First Merchants Corp. 128,100 5,956,650
First Mid Bancshares, Inc. 51,500 2,262,395
First Midwest Bancorp,
Inc. 266,400 5,836,824
First National Corp. 18,000 320,940
First Northwest Bancorp 2,000 33,240
First of Long Island Corp.
(The) 20,600 437,750
First United Corp. 21,876 385,455
First US Bancshares, Inc. 6,468 60,152
Flushing Financial Corp. 63,297 1,343,795
FNCB Bancorp, Inc. 6,000 45,240
Franklin Financial Services
Corp. 6,100 190,198
FVCBankcorp , Inc.* 22,000 381,040
Genworth Financial, Inc.,
Class A* 1,300,000 4,316,000
Global Indemnity Group,
LLC, Class A 57,600 1,707,264
Great Southern Bancorp,
Inc. 10,000 566,700
Great Western Bancorp,
Inc. 98,300 2,977,507
Hallmark Financial
Services, Inc.* 45,000 174,600
Hanmi Financial Corp. 68,000 1,341,640
Hawthorn Bancshares, Inc. 25,252 537,615
HCI Group, Inc.+ 20,000 1,536,400
Heartland Financial USA,
Inc. 77,100 3,875,046
Hennessy Advisors, Inc.+ 7,000 60,130
Heritage Commerce Corp. 12,900 157,638
Heritage Financial Corp. 88,400 2,496,416
Industry Company Shares Value
Financials (continued)
Heritage Insurance
Holdings, Inc. 80,700 $ 894,156
HMN Financial, Inc.* 23,800 478,618
Home Bancorp, Inc. 21,994 792,884
HomeStreet , Inc. 54,500 2,401,815
Hope Bancorp, Inc. 240,800 3,626,448
Horace Mann Educators
Corp. 87,000 3,759,270
Horizon Bancorp, Inc. 142,267 2,643,321
Howard Bancorp, Inc.* 71,000 1,167,240
Independent Bank Corp. 47,500 1,122,900
Independent Bank Group,
Inc. 114,000 8,235,360
Investar Holding Corp. 40,000 822,000
James River Group
Holdings, Ltd. 87,200 3,978,064
Kingstone Cos., Inc. 45,300 386,862
Lakeland Bancorp, Inc. 125,850 2,193,566
Landmark Bancorp, Inc. 15,297 404,147
LCNB Corp. 45,500 796,250
LendingClub Corp.*+ 156,500 2,585,380
Limestone Bancorp, Inc.* 23,450 371,683
Luther Burbank Corp. 203,197 2,403,821
Mackinac Financial Corp. 48,500 679,970
Malvern Bancorp, Inc.*+ 4,900 91,238
Manning & Napier, Inc. 262,875 1,700,801
Marlin Business Services
Corp. 23,580 321,631
Meridian Bancorp, Inc. 40,000 736,800
Meridian Corp. 30,000 780,000
Meta Financial Group, Inc. 83,931 3,802,914
Metrocity Bankshares , Inc. 9,291 142,896
Metropolitan Bank Holding
Corp.* 21,400 1,077,704
Middlefield Banc Corp. 34,000 712,640
Midland States Bancorp,
Inc. 28,200 782,268
MidWestOne Financial
Group, Inc. 41,460 1,284,016
MMA Capital Holdings,
Inc.* 7,800 177,918
Mr Cooper Group, Inc.* 221,966 7,715,538
MVB Financial Corp. 32,600 1,101,880
National Western Life
Group, Inc., Class A 11,314 2,817,186
Navient Corp. 450,000 6,439,500
NI Holdings, Inc.* 50,000 924,000
Nicholas Financial, Inc.* 43,400 458,738
NMI Holdings, Inc.,
Class A* 185,000 4,373,400
Northeast Bank 37,500 989,625
Northfield Bancorp, Inc. 55,000 875,600

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Northwest Bancshares,
Inc. 113,200 $ 1,635,740
Oak Valley Bancorp+ 2,000 34,300
OceanFirst Financial Corp. 149,123 3,570,005
Ocwen Financial Corp.* 25,001 710,778
OFG Bancorp 140,000 3,166,800
Old Point Financial Corp. 1,000 23,520
Old Second Bancorp, Inc. 85,550 1,130,115
OP Bancorp 91,900 966,788
Oportun Financial Corp.* 78,000 1,615,380
Oppenheimer Holdings,
Inc., Class A 54,493 2,182,445
Orrstown Financial
Services, Inc. 25,600 570,880
Ottawa Bancorp, Inc. 1,000 14,900
Pacific Mercantile
Bancorp* 47,086 419,065
Pacific Premier Bancorp,
Inc. 215,900 9,378,696
Parke Bancorp, Inc. 50,099 1,001,479
Pathfinder Bancorp, Inc.+ 3,000 42,750
PCB Bancorp 58,600 879,000
Peapack -Gladstone
Financial Corp. 49,894 1,540,727
Penns Woods Bancorp,
Inc. 15,034 362,169
Peoples Bancorp of North
Carolina, Inc. 24,017 567,762
Peoples Bancorp, Inc. 59,600 1,976,932
Peoples Financial Services
Corp. 22,900 967,296
Piper Sandler Cos. 35,500 3,892,575
Plumas Bancorp 2,000 58,500
PRA Group, Inc.* 25,000 926,750
Preferred Bank/Los
Angeles CA 36,600 2,330,688
Premier Financial Bancorp,
Inc. 34,650 644,143
Primis Financial Corp. 64,158 932,857
ProAssurance Corp. 90,000 2,408,400
ProSight Global, Inc.* 3,500 44,100
Protective Insurance
Corp., Class B 55,400 1,266,998
Provident Bancorp, Inc. 54,600 786,240
Provident Financial
Holdings, Inc. 51,000 861,900
Provident Financial
Services, Inc. 167,731 3,737,047
Prudential Bancorp, Inc. 4,600 67,896
QCR Holdings, Inc. 33,500 1,581,870
RBB Bancorp 65,883 1,335,448
Industry Company Shares Value
Financials (continued)
Regional Management
Corp. 56,100 $ 1,944,426
Renasant Corp.+ 145,780 6,032,376
Republic Bancorp, Inc.,
Class A 48,642 2,154,354
Riverview Bancorp, Inc. 119,500 828,135
Safety Insurance Group,
Inc. 15,000 1,263,750
Salisbury Bancorp, Inc. 2,183 96,947
Sandy Spring Bancorp,
Inc. 111,900 4,859,817
SB Financial Group, Inc. 33,800 617,188
Security National Financial
Corp., Class A* 26,201 244,979
Select Bancorp, Inc.* 54,591 604,322
Severn Bancorp, Inc. 35,000 423,500
Shore Bancshares, Inc. 67,012 1,140,544
Sierra Bancorp 53,000 1,420,400
SiriusPoint , Ltd.* 324,600 3,301,182
SmartFinancial , Inc. 56,500 1,223,225
Sound Financial Bancorp,
Inc. 1,000 41,630
Southern Missouri
Bancorp, Inc. 11,000 433,620
Spirit of Texas Bancshares,
Inc. 65,000 1,450,150
Standard AVB Financial
Corp. 25,900 845,635
Sterling Bancorp, Inc.* 24,000 135,840
Stewart Information
Services Corp. 71,714 3,731,279
StoneX Group, Inc.* 62,014 4,054,475
Summit Financial Group,
Inc. 35,515 942,923
Summit State Bank 30,000 489,600
SuRo Capital Corp.+ 86,900 1,177,495
SWK Holdings Corp.* 4,500 65,430
TCG BDC, Inc.+ 50,000 660,000
Territorial Bancorp, Inc. 30,000 793,800
Timberland Bancorp, Inc. 25,500 709,155
Tiptree, Inc. 185,200 1,657,540
TriCo Bancshares 88,000 4,168,560
TriState Capital Holdings,
Inc.* 77,900 1,796,374
TrustCo Bank Corp. NY 183,400 1,351,658
United Bancorp, Inc. 17,000 243,440
United Bancshares, Inc.+ 1,000 25,250
United Fire Group, Inc. 63,800 2,220,240
United Insurance Holdings
Corp. 72,200 520,562
Unity Bancorp, Inc. 63,867 1,405,074

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Universal Insurance
Holdings, Inc. 86,316 $ 1,237,771
Univest Financial Corp. 69,979 2,000,700
Veritex Holdings, Inc. 117,380 3,840,674
Waddell & Reed Financial,
Inc., Class A 193,800 4,854,690
Walker & Dunlop, Inc. 71,475 7,343,341
Watford Holdings, Ltd.* 9,108 315,228
Western New England
Bancorp, Inc. 95,000 800,850
World Acceptance Corp.*+ 26,100 3,386,736
384,903,650
Health Care - 2.82%
American Shared Hospital
Services* 8,500 23,545
Brookdale Senior Living,
Inc.* 561,000 3,394,050
CynergisTek , Inc.* 5,000 9,550
Five Star Senior Living,
Inc.* 154,900 947,988
FONAR Corp.* 45,500 823,095
Great Elm Group, Inc.* 19,000 46,360
Lannett Co., Inc.*+ 118,000 623,040
Magellan Health, Inc.* 69,500 6,480,180
National HealthCare Corp. 18,500 1,441,335
Opiant Pharmaceuticals,
Inc.* 400 4,248
Owens & Minor, Inc. 188,500 7,085,715
Prestige Consumer
Healthcare, Inc.*+ 40,000 1,763,200
SunLink Health Systems,
Inc.* 3,500 9,520
Surgery Partners, Inc.* 152,241 6,738,187
Tivity Health, Inc.* 155,000 3,459,600
Triple-S Management
Corp., Class B* 78,550 2,044,656
34,894,269
Industrials - 19.23%
AAR Corp.+ 75,000 3,123,750
Acacia Research Corp.* 196,000 1,303,400
ACCO Brands Corp. 275,300 2,323,532
Acme United Corp. 15,000 591,600
Aegion Corp.* 113,000 3,248,750
AeroCentury Corp.*+ 4,300 15,265
Air Transport Services
Group, Inc.*+ 10,000 292,600
Allegiant Travel Co.* 39,000 9,518,340
Apogee Enterprises, Inc.+ 19,400 793,072
Industry Company Shares Value
Industrials (continued)
ARC Document Solutions,
Inc. 100,000 $ 211,000
ArcBest Corp. 69,500 4,890,715
Art's-Way Manufacturing
Co., Inc.* 15,000 46,350
Atlas Air Worldwide
Holdings, Inc.*+ 95,700 5,784,108
Avis Budget Group, Inc.* 109,500 7,943,130
BGSF, Inc. 18,000 252,000
Boise Cascade Co. 106,000 6,341,980
BrightView Holdings,
Inc.*+ 257,800 4,349,086
Caesarstone , Ltd. 85,600 1,175,288
CAI International, Inc. 69,600 3,168,192
Chicago Rivet & Machine
Co. 1,000 25,500
CIRCOR International,
Inc.* 75,000 2,611,500
Commercial Vehicle
Group, Inc.* 144,100 1,390,565
CompX International, Inc. 1,000 18,010
Concrete Pumping
Holdings, Inc.* 130,000 963,300
Cornerstone Building
Brands, Inc.* 378,100 5,304,743
Costamare , Inc. 367,200 3,532,464
Covenant Logistics Group,
Inc.* 45,300 932,727
DLH Holdings Corp.* 83,500 828,320
DXP Enterprises, Inc.* 54,000 1,629,180
Eagle Bulk Shipping, Inc.*+ 32,142 1,160,969
Eastern Co. (The) 19,601 525,307
Echo Global Logistics,
Inc.* 84,000 2,638,440
Eneti , Inc.+ 24,350 512,080
EnPro Industries, Inc. 53,800 4,587,526
Fortress Transportation
and Infrastructure
Investors, LLC+ 235,000 6,624,650
Genco Shipping & Trading,
Ltd. 180,900 1,823,472
General Finance Corp.* 115,764 1,406,533
GMS, Inc.* 118,200 4,934,850
GP Strategies Corp.* 60,000 1,047,000
Greenbrier Cos., Inc.
(The)+ 116,700 5,510,574
H&E Equipment Services,
Inc. 63,000 2,394,000
Hawaiian Holdings, Inc.* 98,300 2,621,661
HC2 Holdings, Inc.* 335,125 1,320,392
Heidrick & Struggles
International, Inc. 55,000 1,964,600

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Herc Holdings, Inc.* 76,900 $ 7,792,277
Hub Group, Inc., Class A* 20,000 1,345,600
Hudson Technologies, Inc.* 18,200 29,302
Huttig Building Products,
Inc.* 10,400 38,064
Hyster -Yale Materials
Handling, Inc. 34,600 3,014,352
Interface, Inc. 153,500 1,915,680
Kelly Services, Inc.,
Class A* 99,300 2,211,411
Knoll, Inc. 185,000 3,054,350
L B Foster Co., Class A* 35,700 639,030
Limbach Holdings, Inc.* 37,800 399,168
LS Starrett Co. (The),
Class A* 5,000 32,250
LSI Industries, Inc. 104,900 894,797
Lydall , Inc.* 59,500 2,007,530
Manitowoc Co., Inc. (The)* 100,000 2,062,000
Matrix Service Co.* 75,500 989,805
Matthews International
Corp., Class A 75,000 2,966,250
Maxar Technologies, Inc. 168,000 6,353,760
Mesa Air Group, Inc.* 87,900 1,182,255
Miller Industries, Inc. 34,400 1,588,936
Mistras Group, Inc.* 78,500 895,685
MRC Global, Inc.* 72,500 654,675
MYR Group, Inc.* 46,020 3,298,253
Navios Maritime Holdings,
Inc.* 43,102 377,574
NL Industries, Inc. 30,500 227,225
NN, Inc.* 133,000 940,310
Northwest Pipe Co.* 50,000 1,671,000
NOW, Inc.* 276,566 2,790,551
Orion Group Holdings,
Inc.* 173,222 1,051,458
P&F Industries, Inc.,
Class A* 696 4,580
PAM Transportation
Services, Inc.* 28,805 1,777,269
Pangaea Logistics
Solutions, Ltd. 111,200 351,392
Park-Ohio Holdings Corp. 40,515 1,275,817
Performant Financial Corp.* 175,000 376,250
Perma -Pipe International
Holdings, Inc.* 20,000 121,600
Powell Industries, Inc. 25,000 846,750
Preformed Line Products
Co. 16,375 1,125,781
Primoris Services Corp. 152,100 5,039,073
Quad/Graphics, Inc. 34,000 120,020
Quanex Building Products
Corp. 75,000 1,967,250
Industry Company Shares Value
Industrials (continued)
Quest Resource Holding
Corp.* 41,500 $ 161,850
REV Group, Inc. 280,000 5,364,800
Rush Enterprises, Inc.,
Class A 127,900 6,373,257
Rush Enterprises, Inc.,
Class B 56,410 2,543,527
Safe Bulkers, Inc.* 312,100 764,645
SEACOR Holdings, Inc.*+ 52,200 2,127,150
Steelcase, Inc., Class A 350,000 5,036,500
Sterling Construction Co.,
Inc.* 100,000 2,320,000
Team, Inc.* 83,600 963,908
Terex Corp. 61,000 2,810,270
Textainer Group Holdings,
Ltd.* 168,900 4,838,985
Titan Machinery, Inc.* 95,100 2,425,050
TrueBlue , Inc.* 93,350 2,055,567
Tutor Perini Corp.* 133,900 2,537,405
Ultralife Corp.* 22,400 185,472
Universal Logistics
Holdings, Inc. 69,400 1,825,914
US Xpress Enterprises,
Inc., Class A* 195,000 2,291,250
USA Truck, Inc.* 10,000 191,100
Veritiv Corp.* 53,500 2,275,890
Viad Corp. 59,000 2,463,250
Volt Information Sciences,
Inc.* 14,200 55,948
VSE Corp. 20,600 813,700
Wabash National Corp. 148,900 2,799,320
WESCO International,
Inc.* 90,000 7,787,700
Willis Lease Finance
Corp.* 35,400 1,538,484
237,660,793
Information Technology - 4.68%
Alpha & Omega
Semiconductor, Ltd.* 74,544 2,437,589
Avaya Holdings Corp.* 220,500 6,180,615
Aviat Networks, Inc.* 20,200 1,435,008
Bel Fuse, Inc., Class B 24,500 487,305
Benchmark Electronics,
Inc. 71,000 2,195,320
BM Technologies, Inc.,
Restricted*
∆
^^ 14,096 164,218
Communications Systems,
Inc.+ 20,000 119,200
Computer Task Group,
Inc.* 50,000 477,500

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Comtech
Telecommunications
Corp. 66,015 $ 1,639,813
Conduent , Inc.* 565,000 3,762,900
Daktronics, Inc.* 10,300 64,581
Eastman Kodak Co.*+ 163,181 1,284,234
GTT Communications,
Inc.*+ 140,000 256,200
Information Services
Group, Inc.* 140,300 617,320
Innodata, Inc.* 18,000 113,400
Kimball Electronics, Inc.* 87,600 2,260,080
MTS Systems Corp.* 21,408 1,245,946
NETGEAR, Inc.*+ 40,000 1,644,000
NetScout Systems, Inc.*+ 129,500 3,646,720
NetSol Technologies, Inc.* 39,800 156,414
Photronics , Inc.* 206,050 2,649,803
Sanmina Corp.* 145,100 6,004,238
ScanSource , Inc.* 72,100 2,159,395
StarTek , Inc.* 232,000 1,844,400
Steel Connect, Inc.* 65,000 128,700
Super Micro Computer,
Inc.* 125,425 4,899,101
Support.com, Inc.*+ 75,000 344,250
Taitron Components, Inc.,
Class A+ 10,000 41,300
Trio-Tech International* 21,800 97,880
TSR, Inc.* 1,000 8,690
TTM Technologies, Inc.* 270,153 3,917,218
VirnetX Holding Corp.+ 215,000 1,197,550
Wayside Technology
Group, Inc. 16,400 412,296
Xperi Holding Corp. 183,500 3,994,795
57,887,979
Materials - 7.86%
Advanced Emissions
Solutions, Inc.* 42,075 231,412
AdvanSix , Inc.* 70,000 1,877,400
AgroFresh Solutions, Inc.* 148,300 296,600
Allegheny Technologies,
Inc.* 97,300 2,049,138
Alpha Metallurgical
Resources, Inc.* 71,800 906,834
Ampco -Pittsburgh Corp.* 60,000 405,000
Caledonia Mining Corp.
PLC+ 9,200 131,468
Carpenter Technology
Corp. 120,000 4,938,000
Century Aluminum Co.*+ 300,000 5,298,000
Clearwater Paper Corp.* 57,000 2,144,340
Industry Company Shares Value
Materials (continued)
Core Molding
Technologies, Inc.* 30,000 $ 351,795
Domtar Corp. 157,000 5,801,150
Friedman Industries, Inc. 52,100 421,489
FutureFuel Corp. 142,800 2,074,884
Glatfelter Corp. 147,400 2,527,910
Haynes International, Inc. 30,410 902,265
Intrepid Potash, Inc.* 34,356 1,118,631
Kaiser Aluminum Corp. 38,600 4,265,300
Koppers Holdings, Inc.* 40,000 1,390,400
Kraton Corp.* 85,150 3,115,639
Mercer International, Inc. 181,150 2,606,748
Minerals Technologies, Inc. 80,900 6,093,388
Olympic Steel, Inc. 37,000 1,089,650
PQ Group Holdings, Inc. 376,850 6,293,395
Ramaco Resources, Inc.* 91,400 386,622
Rayonier Advanced
Materials, Inc.* 224,500 2,036,215
Resolute Forest Products,
Inc.* 251,500 2,753,925
Ryerson Holding Corp.* 115,000 1,959,600
Schnitzer Steel Industries,
Inc., Class A 92,800 3,878,112
SunCoke Energy, Inc. 84,700 593,747
TimkenSteel Corp.*+ 122,500 1,439,375
Trecora Resources* 72,600 564,102
Tredegar Corp. 106,700 1,601,567
Tronox Holdings PLC,
Class A 362,185 6,627,985
United States Steel
Corp.+ 395,000 10,337,150
Universal Stainless & Alloy
Products, Inc.* 22,450 228,317
US Concrete, Inc.*+ 60,000 4,399,200
Verso Corp., Class A 101,800 1,485,262
Warrior Met Coal, Inc. 142,992 2,449,453
97,071,468
Real Estate - 1.08%
Altisource Portfolio
Solutions SA*+ 15,000 137,850
BBX Capital, Inc.*+ 55,208 350,571
Newmark Group, Inc.,
Class A 721,000 7,213,605
Realogy Holdings Corp.*+ 370,600 5,607,178
13,309,204
TOTAL COMMON STOCKS - 100.00% 1,235,858,144
(Cost $757,781,884)

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Security subject to restrictions on resale.
Industry Company Shares Value
.
Preferred Stock - 0.00%
Air T Funding, 8.00%***+ 221 $ 5,547
TOTAL PREFERRED STOCK - 0.00% 5,547
(Cost $4,597)
.
Rights - 0.01%
Newstar Financial, Inc.,
CVR*
∆
120,000 —
Pan American Silver
Corp., CVR* 150,000 130,500
TOTAL RIGHTS - 0.01% 130,500
(Cost $44,719)
.
Warrants - 0.00%
Air T Funding, expiring
06/07/20* 11,644 2,399
Eagle Bulk Shipping, Inc.,
expiring 10/15/21* 3,317 166
TOTAL WARRANTS - 0.00% 2,565
(Cost $106,728)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.02%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 260,666
260,666
TOTAL MONEY MARKET FUND - 0.02% 260,666
(Cost $260,666)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.84%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 22,733,933
22,733,933
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.84% 22,733,933
(Cost $22,733,933)
TOTAL INVESTMENTS
-
101.87%
$ 1,258,991,355
(Cost $780,932,527)
Liabilities in Excess of Other Assets - (1.87%) (23,060,545)
NET ASSETS - 100.00% $ 1,235,930,810
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2021.
*** Security is perpetual and has no stated maturity date.
^ Rate disclosed as of March 31, 2021.
^^ Security subject to restrictions on resale, see additional information below.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan as of
March 31, 2021. Total loaned securities had a value of
$139,131,138 as of March 31, 2021.
Shares Issuer
Acquisition
Date Cost
Market
Value
at 3/31
Market
Value
Per
Unit
14,096
BM Technologies,
Inc. 12/17/20 $ 176,200 $ 164,218 11.65
CVR - Contingent Value Right
LLC - Limited Liability Company
PLC - Public Limited Company

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks
Financials $ 384,888,750 $ 14,900 $ – $ 384,903,650
Information
Technology 57,723,761 – 164,218 57,887,979
Other
Industries (a) 793,066,515 – – 793,066,515
Total Common
Stocks 1,235,679,026 14,900 164,218 1,235,858,144
Preferred
Stock 5,547 – – 5,547
Rights 130,500 – 0 130,500
Warrants 2,399 166 – 2,565
Money Market
Fund – 260,666 – 260,666
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 22,733,933 – 22,733,933
TOTAL
$1,235,817,472 $23,009,665 $164,218 $1,258,991,355
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2020 $ – $ 6,000 $ 6,000
Purchases 176,200 – 176,200
Sales – – –
Return of Capital – – –
Realized Gain/(Loss) – – –
Change in unrealized
Appreciation/(Depreciation) (11,982) (6,000) (17,982)
Transfers in – – –
Transfers out – – –
Balance as of 03/31/2021 $ 164,218 $ 0 $ 164,218
Net change in unrealized
Appreciation/(Depreciation)
from investments held as of
03/31/2021 $ (11,982) $ (6,000) $ (17,982)